Net revenue	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Net revenue

28 Net revenue

	2023	2022	2021
Net sales and services revenue	70,569	96,519	105,625

Revenue from sales of products is recognized when the control of assets is transferred to the customer for an amount that reflects the consideration to which the Company expects to be entitled in exchange of these assets. The performance obligations are met at a specific moment in time. The Company does not make sales with continued management involvement. Most of the Company’s sales are made to industrial customers and, in a lower volume, to resellers.

The specific moment when the Company satisfies a performance obligation by transferring a promised good or service to the client is determined as follows:

(i)	for contracts under which the Company is responsible for the freight and insurance, the legal right and the risks and benefits are transferred to the client when the goods are delivered at the destination established in the contract;
(ii)	for agreements under which the freight and insurance are a responsibility of the client, risks and benefits are transferred when the products are delivered to the client’s carrier; and
(iii)	for contracts under which product delivery involves the use of pipelines, especially basic petrochemicals, the risks and benefits are transferred immediately after the Company’s official markers, which is the point of delivery of the products and transfer of their ownership.

(a) Net revenue by country

	2023	2022	2021

Brazil	39,997	56,217	55,830
United States	12,429	18,086	24,232
Mexico	3,329	4,469	5,506
Argentina	1,618	756	2,068
Germany	1,197	1,493	1,912
Switzerland	1,121	1,695	1,231
Italy	1,061	817	1,304
Chile	1,039	2,093	1,230
Netherlands	859	173	643
Luxembourg	755	871	988
Singapore	729	1,095	1,175
Peru	676	740	667
Japan	634	547	1,162
Spain	574	756	518
United Kingdom	554	724	586
Other	3,997	5,987	6,573
	70,569	96,519	105,625

(b) Net revenue by product

	2023	2022	2021

PE/PP	44,295	61,145	73,306
Ethylene/Propylene	4,435	7,280	5,820
PVC/Caustic Soda/EDC	5,863	5,723	6,873
ETBE/Gasoline	4,309	5,819	4,321
Benzene/Toluene/Xylene	3,721	5,711	5,806
Butadiene	1,211	3,028	3,020
Cumene	1,126	1,425	1,129
Solvents	1,046	422	1,343
Naphtha, condensate and crude oil	638	1,522	1,649
Others	3,925	4,444	2,358
	70,569	96,519	105,625

(c) Main clients

The Company does not have any revenue arising from transactions with only one client that is equal to or higher than 10% of its total net revenue. In 2023, the most significant revenue from a single client amounts to approximately 2.1% of total net revenues of the Company and refers to the sale of resins.